Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments For Operating Leases
The aggregate future minimum lease payments for operating leases as of September 30, 2021, are as follows.

	Operating leases(1)	Sublease income
2021 (remaining 3 months)	$587	$(462)
2022	2,381	(1,901)
2023	2,458	(1,964)
2024	2,537	(2,029)
2025	1,953	(1,569)

Total payments	$9,916	$(7,925)

(1)	Future minimum lease payments include repayment of outstanding restructuring liabilities.

The aggregate future minimum lease payments for operating leases as of December 31, 2020, are as follows.

Year ending December 31,	Operating leases(1)	Sublease income
2021	$2,838	$(1,746)
2022	2,295	(1,804)
2023	2,351	(1,864)
2024	2,221	(1,926)
2025	2,075	(1,483)

Total payments	$11,780	$(8,823)

(1)	Future minimum lease payments include repayment of outstanding restructuring liabilities